Acquisition of Real Estate (Details Textual) (USD $)	12 Months Ended		0 Months Ended								0 Months Ended						0 Months Ended					0 Months Ended	6 Months Ended	0 Months Ended				6 Months Ended			6 Months Ended			6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Apr. 02, 2014 Fund II VG Interest in BRVG Ann Arbor JV LLC [Member]	Apr. 02, 2014 Fund III VG Interest, in Ann Arbor JV [Member]	Apr. 02, 2014 Fund III VG Interest in BRVG Ann Arbor JV LLC [Member] Common Class A [Member]	Apr. 02, 2014 North Park Towers [Member]	Apr. 03, 2014 North Park Towers [Member]	Apr. 03, 2014 North Park Towers [Member] BR-NPT Springing Entity, LLC [Member]	Apr. 02, 2014 North Park Towers [Member] Bluerock Multifamily Advisor, LLC [Member]	Apr. 02, 2014 Village Green of Ann Arbor [Member]	Apr. 02, 2014 Village Green of Ann Arbor [Member] Fund II VG Interest in BRVG Ann Arbor JV LLC [Member] Common Class A [Member]	Apr. 02, 2014 Village Green of Ann Arbor [Member] Fund III VG Interest, in Ann Arbor JV [Member] Common Class A [Member]	Apr. 02, 2014 Village Green of Ann Arbor [Member] Village Green of Ann Arbor Associates, LLC [Member]	Apr. 02, 2014 Village Green of Ann Arbor [Member] Fund III VG Interest in BRVG Ann Arbor JV LLC [Member] Common Class A [Member]	Apr. 02, 2014 Village Green of Ann Arbor [Member] Bluerock Multifamily Advisor, LLC [Member]	Apr. 02, 2014 Additional Interest in Springhouse at Newport News [Member]	Apr. 02, 2014 Additional Interest in Springhouse at Newport News [Member] Fund I, Springhouse Interest, in BR Springhouse Managing , LLC [Member]	Apr. 02, 2014 Additional Interest in Springhouse at Newport News [Member] BR Hawthorne Springhouse JV, LLC [Member]	Apr. 02, 2014 Additional Interest in Springhouse at Newport News [Member] Bluerock Multifamily Advisor, LLC [Member]	Apr. 02, 2014 Spring House [Member]	Apr. 02, 2014 Grove at Waterford [Member]	Apr. 02, 2014 Grove at Waterford [Member] Fund I Waterford Interest, in BR Waterford JV , LLC [Member]	Jun. 30, 2014 Grove at Waterford [Member] Fund I Waterford Interest, in BR Waterford JV , LLC [Member]	Apr. 02, 2014 Grove at Waterford [Member] Fund II Waterford Interest, in Waterford JV [Member]	Apr. 02, 2014 Grove at Waterford [Member] Fund II Waterford Interest, in Waterford JV [Member] Common Class A [Member]	Apr. 02, 2014 Grove at Waterford [Member] Bell BR Waterford Crossing JV, LLC [Member]	Apr. 02, 2014 Grove at Waterford [Member] Bluerock Multifamily Advisor, LLC [Member]	Jun. 30, 2014 Lansbrook Village [Member]	Jun. 30, 2014 Lansbrook Village [Member] BR Lansbrook JV , LLC [Member]	Jun. 30, 2014 Lansbrook Village [Member] Palm Harbor, Florida [Member]	Jun. 30, 2014 Lansbrook Village [Member] Fund II BR Lansbrook [Member]	Jun. 30, 2014 Lansbrook Village [Member] Fund III BR Lansbrook [Member]	Jun. 30, 2014 Lansbrook Village [Member] Bluerock Multifamily Advisor, LLC [Member]	Jun. 30, 2014 Lansbrook Village [Member] BR Carroll Lansbrook JV, LLC [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			58.6084%	38.6084%			100.00%						50.00%				49.00%	75.00%		38.25%		10.00%		90.00%		60.00%		52.67%	32.67%		7.33%	7.33%		90.00%
Number of Real Estate Properties, Fee Simple							313			520						432					252							576		774
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								282,759
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable								$ 4,100,000																					$ 5,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability						11,500,000				43,200,000										23,400,000	20,100,000
Business Combination Disposition Fee					200,000	468,000			390,000		300,000				700,000		350,000		300,000				50,000		300,000		450,000
Business Combination Disposition Fee Shares						32,276			26,897		23,322			11,523	48,357				20,593						22,196		30,828
Stock Issued During Period, Shares, Acquisitions											293,042	193,042												361,241
Stock Issued During Period, Value, Acquisitions											4,200,000	2,800,000												5,200,000
Payments to Acquire Real Estate, Total	0	12,417,078																		3,500,000			600,000						8,800,000
Aggregate Indebtedness, Total																												42,000,000
Percentage of Annual Capitalized Return																												8.00%
Business Acquisition Indirect Ownership, Amount																																	$ 183,689